Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP QACA
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

GENERAL DYNAMICS CORPORATION
401(k) QACA PLAN
Schedule H, Line 4(a) – Schedule of Delinquent Participant Contributions
Year ended December 31, 2025

(a)	(b) Identity of issuer, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral par or maturity date	(d) Cost	(e) Current value

	Investments in Registered Investment Companies:
	American Century Investments	Real Estate Fund - Class R6	#	$26,747
	American Century Investments	Emerging Markets Fund - Class R6	#	71,197
	American Funds	Inflation Linked Bond Fund - Class R6	#	37,731
	American Funds	Washington Mutual Investors Fund - Class R6	#	107,718
	American Funds	American Balanced Fund - Class R6	#	42,858
	Amundi Asset Management US	Pioneer Fundamental Growth Fund - Class K	#	420,142
	BlackRock	iShares Russell Mid-Cap Index Fund - Class K	#	187,442
	Blackrock	iShares MSCI EAFE International Index Fund - Class K	#	109,507
	BlackRock	iShares US Aggregate Bond Index Fund - Class K	#	98,996
	BlackRock	Total Return Fund - Class K	#	137,233
	Dimensional Fund Advisors	DFA Commodity Strategy Portfolio - Institutional Class	#	74,093
	Janus Henderson	Triton Fund - Class N	#	28,984
	JPMorgan	Equity Income Fund - Class R6	#	224,731
	PGIM Investments	High Yield Fund - Class R6	#	95,712
	State Street Global Advisors	State Street Equity 500 Index Class K	#	1,014,822
	T. Rowe Price	Small-Cap Value Fund - Class I	#	31,726
	T. Rowe Price	Dividend Growth Fund - Class I	#	212,388
	T. Rowe Price	Overseas Stock Fund - Class I	#	83,070
	Vanguard	Small-Cap Index Fund - Admiral Class	#	382,953
	Vanguard	Small-Cap Value Index Fund - Admiral Class	#	288,008
	Vanguard	Target Retirement 2020 Fund - Investor	#	5,089
	Vanguard	Target Retirement 2025 Fund - Investor	#	308,775
	Vanguard	Target Retirement 2030 Fund - Investor	#	442,751
	Vanguard	Target Retirement 2035 Fund - Investor	#	1,222,694
	Vanguard	Target Retirement 2040 Fund - Investor	#	1,345,952
	Vanguard	Target Retirement 2045 Fund - Investor	#	1,319,550
	Vanguard	Target Retirement 2050 Fund - Investor	#	1,449,723
	Vanguard	Target Retirement 2055 Fund - Investor	#	1,045,896
	Vanguard	Target Retirement 2060 Fund - Investor	#	1,961,679
	Vanguard	Target Retirement 2065 Fund - Investor	#	483,174
	Vanguard	Target Retirement 2070 Fund - Investor	#	12,144
	Vanguard	Target Retirement Income Fund - Investor Class	#	2,420
		Total investments in Registered Investment Companies		13,275,905

	Investment in Collective Trust fund
	Invesco	Stable Asset Fund - ADPZ Class	#	138,833
		Total investments in Collective Trust funds		138,833

(a)	(b) Identity of issuer, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral par or maturity date	(d) Cost	(e) Current value

*	Participant Loans	Interest Rates (3.25-10.5%) with maturities through November 2045	#	78,116,900

		Total assets held at end of year		$91,531,638

*	Party-in-interest
#	Cost information omitted for participant directed investments
See accompanying Report of Independent Registered Public Accounting Firm.